Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 19,880,000	$ 16,900,000
Accounts receivable percentage	40.00%	18.00%
Allowances for credit losses	$ 549,361	$ 493,221	$ 434,030
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 8,030,000.00